Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Carrying amount and fair value of the marketable security
Cost Basis	$ 223,385	$ 223,385
Gross Unrealized Gains	62,952	212,767
Gross Unrealized Losses	(46,787)	0
Fair Value	239,550	436,152
Showworld
Carrying amount and fair value of the marketable security
Cost Basis	81,385	81,385
Gross Unrealized Gains	62,952	205,659
Gross Unrealized Losses	0	0
Fair Value	144,337	287,044
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000	142,000
Gross Unrealized Gains		7,108
Gross Unrealized Losses	(46,787)	0
Fair Value	$ 95,213	$ 149,108	$ 142,000